Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001672826
O'Shares FTSE Asia Pacific Quality Dividend ETF (Prospectus Summary) | O'Shares FTSE Asia Pacific Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	O'Shares FTSE Asia Pacific Quality Dividend ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to track the performance (before fees and expenses) of the FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Index (the "AP Target Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses you may pay if you buy and hold shares in the Fund. Transaction costs that may be incurred by the investor, such as brokerage commissions for buying and selling securities, are not reflected in the table below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund's shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the example, affect the Fund's performance. The Fund has adopted the historical performance of O'Shares FTSE Asia Pacific Quality Dividend ETF (the "Predecessor Fund), a series of FQF Trust. During the most recent fiscal year of the Predecessor Fund (June 30, 2017), the Predecessor Fund's portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Transaction costs that may be incurred by the investor, such as brokerage commissions for buying and selling securities, are not reflected in the table below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the costs of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same each year. The example does not reflect any brokerage commissions that you may pay on purchases and sales of Fund shares. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not sell your shares, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to track the performance (before fees and expenses) of the AP Target Index.

The AP Target Index is designed to reflect the performance of publicly-listed large capitalization and mid-capitalization dividend-paying issuers in the Asia-Pacific region exhibiting high quality, low volatility and high dividend yields, as determined by FTSE-Russell (the "Index Provider"). The quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines.

The constituents of the AP Target Index are selected from the FTSE Developed Asia Pacific Index. As of February 28, 2018, the AP Target Index consisted of 294 securities with a market capitalization range of between $380 million and $261 billion, with an average market capitalization of $12 billion.

The AP Target Index is constructed using a proprietary, rules-based methodology designed to select equity securities from the FTSE Developed Asia Pacific Index that have exposure to the following three factors:  1) quality, 2) low volatility and 3) yield.  The "quality" factor is calculated by combining measures of profitability (return on assets, asset turnover ratio and accruals) and leverage (operating cash flow divided by total debt).  The "low volatility" factor is calculated using the standard deviation of five years of weekly local total returns.  The "yield" factor is calculated using the company's twelve month trailing dividend yield (the total dividends paid by the company over the previous twelve months divided by its stock price as of the index calculation date).

Each company in the AP Target Index is "scored" individually on a scale of 0-1 for each factor. Each of those scores are then multiplied by each other to determine the final combined score for each company. The combined score for each company is then multiplied by its respective market capitalization weight in the FTSE Developed Asia Pacific Index, resulting in the re-weighting of the equity securities according to the scores assigned to these factors.  Equity securities with the smallest product of factor scores are removed while ensuring that certain constraints (e.g., diversification, capacity, country and industry) are satisfied, thereby adjusting the final weights in the AP Target Index. Individual index constituent weights are capped at 5% at each quarterly rebalance to avoid overexposure to any single security. The AP Target Index's investable universe includes publicly traded real estate investment trusts ("REITs").

The Fund may use either a replication strategy or representative sampling strategy in seeking to track the performance of the AP Target Index. Under a replication strategy, the Fund intends to replicate the constituent securities of the AP Target Index as closely as possible. Under a representative sampling strategy, the Fund would invest in what it believes to be a representative sample of the component securities of the AP Target Index. The Fund may use a representative sampling strategy when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of securities to follow the AP Target Index (e.g., where the AP Target Index contains component securities too numerous to efficiently purchase or sell); or, in certain instances, when a component security of the AP Target Index becomes temporarily illiquid, unavailable or less liquid. The Fund may also use a representative sampling strategy to exclude less liquid component securities contained in the AP Target Index from the Fund's portfolio in order to create a more tradable portfolio and improve arbitrage opportunities. To the extent the Fund uses a representative sampling strategy, it may not track the AP Target Index with the same degree of accuracy as would an investment vehicle replicating the entire index.

Under normal market conditions, the Fund will invest at least 80% of its total assets in the components of the AP Target Index and in depositary receipts representing such securities. To the extent that the AP Target Index concentrates (i.e., holds 25% or more of its net assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

The Fund may invest up to 20% of its total assets in investments not included in the AP Target Index, but which FFCM LLC (the "Sub-Adviser") believes will help the Fund track the AP Target Index. For example, there may be instances in which the Sub-Adviser may choose to purchase or sell investments including exchange-traded fund ("ETF") and other investment company securities, and cash and cash equivalents as substitutes for one or more AP Target Index components or in anticipation of changes in the AP Target Index's components.

The Index Provider, in consultation with an affiliate of O'Shares Investment Advisers, LLC (the "Adviser"), developed the AP Target Index methodology. The Index Provider is responsible for the ongoing maintenance, compilation, calculation and administration of the AP Target Index.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To the extent that the AP Target Index concentrates (i.e., holds 25% or more of its net assets) in the securities of a particular industry or group of industries, the Fund is expected to concentrate to approximately the same extent.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There can be no guarantee that the Fund will achieve its investment objective. The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

Asia-Pacific Risk. Investments in securities of issuers in Asia-Pacific countries involve additional risks that are specific to the Asia-Pacific region. For example, some economies in this region are dependent on a range of commodities, and are strongly affected by international commodity prices. Other Asia-Pacific economies have experienced rapid growth and industrialization, and there is no assurance that this growth rate will be maintained.

To the extent that the AP Target Index is concentrated in companies in particular countries in the Asia-Pacific region, the Fund's performance may be closely tied to social, political, and economic conditions in those countries. Such risks include the following:

Australia Risk . The Australian economy relies heavily on international trade with key trading partners, including China, the European Union, Japan and the United States. The Australian economy may be impacted by economic conditions in these other countries. In addition, the agricultural and mining sectors comprise a significant portion of the Australian economy. Australia is therefore subject to risks of fluctuations in commodity prices.

Japan Risk . The Japanese market can experience significant volatility due to exchange rates, social, political, regulatory, economic or environmental events and natural disasters, which may occur in Japan. The Japanese economy has in the past been negatively affected at times by government intervention and protectionism, an unstable financial services sector, a heavy reliance on international trade, and natural disasters. Some of these factors, as well as other adverse political developments, increases in government debt, and changes to fiscal, monetary, or trade policies, may adversely affect the Japanese markets. A significant portion of Japan's trade is conducted with developing nations, almost all of which are in East and Southeast Asia, and it can be affected by conditions in these other countries and currency fluctuations.

Authorized Participants Concentration Risk . The Fund has a limited number of financial institutions that may purchase and redeem Fund shares directly from the Fund ("Authorized Participants"). To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Fund and no other Authorized Participant steps in, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value ("NAV") and may face trading halts and/or delisting from the Exchange.  This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Cash and Cash Equivalents Risk . Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Concentration Risk . To the extent that the AP Target Index is concentrated in a particular industry or group of industries, the Fund is also expected to be concentrated in that industry or group of industries, which may subject the Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risk. In addition, depositary receipts may not track the price of the underlying foreign securities and their value may change materially at times when the U.S. markets are not open for trading.

Dividend-Paying Stocks Risk . The Fund's emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after the Fund's purchase of such a company's securities.

Equity Investing Risk . An investment in the Fund involves risks similar to those of investing in any fund with exposure to equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

ETFs and Other Investment Companies Risk . The risks of investing in securities of ETFs and other investment companies typically reflect the risks of the types of instruments in which the underlying ETF or other investment company invests. In addition, with such investments, the Fund indirectly bears its proportionate share of the fees and expenses of the underlying entity. As a result, the Fund's operating expenses may be higher and performance may be lower.

Foreign Investment Risk . Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, the Fund's investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund's returns.

Geographic Concentration Risk . Because the Fund's investments may be concentrated in a particular geographic region or country, the value of Fund shares may be affected by events that adversely affect that region or country and may fluctuate more than that of a less concentrated fund.

Index-Related Risk . The Fund is managed with an investment strategy that attempts to track the performance of the AP Target Index. As a result, the Fund expects to hold constituent securities of the AP Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

There is no assurance that the Index Provider will compile the AP Target Index accurately, or that the AP Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what the AP Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the AP Target Index will be in line with its described index methodology. Any gains, losses or costs to the Fund that are caused by Index Provider errors will therefore be borne by the Fund and its shareholders. The foregoing risks may be greater for a new index.

International Closed Market Trading Risk . Because the Fund's underlying securities trade on markets that may be closed when the Exchange is open, there are likely to be deviations between current pricing of an underlying security and stale pricing resulting in the Fund trading at a discount or premium to NAV that may be greater than those incurred by other ETFs.

Large Capitalization Securities Risk . The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

Liquidity Risk . Liquidity risk exists when investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund or an entity in which it invests may be unable to transact at advantageous times or prices.

Market Events Risk . The market values of the Fund's investments, and therefore the value of the Fund's shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.  Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of the Fund, which could have a negative impact on the Fund.

Mid-Capitalization Securities Risk . The securities of mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Multifactor Risk . The AP Target Index, and thus the Fund, seeks to achieve specific factor exposures.  There can be no assurance that targeting exposure to such factors will enhance the Fund's performance over time, and targeting exposure to certain factors may detract from performance in some market environments.  There is no guarantee the Index Provider's methodology will be successful in creating an index that achieves the specific factor exposures.

Premium-Discount Risk . Fund shares may trade above or below their NAV on the Exchange. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Therefore, you may pay more than NAV when you buy shares of the Fund on the Exchange, and you may receive less than NAV when you sell those shares on the Exchange. This risk is separate and distinct from the risk that the NAV of Fund shares may decrease.

Quality Stocks Risk . Quality investing entails investing in securities of companies with high returns on equity, stable earnings per share growth, and low financial leverage. This style of investing is subject to the risk that the past performance of these companies does not continue or that the returns on "quality" equity securities are less than returns on other styles of investing or the overall stock market. In addition, there may be periods when quality investing is out of favor and during which the investment performance of a fund using a quality strategy may suffer.

REIT Risk . A REIT is a company that owns or finances income-producing real estate. The Fund, through its investments in REITs, is subject to the risks of investing in the real estate market, including decreases in property revenues, increases in interest rates, increases in property taxes and operating expenses, legal and regulatory changes, a lack of credit or capital, defaults by borrowers or tenants, environmental problems and natural disasters.

REITs are subject to additional risks, including those related to adverse governmental actions, declines in property value and the real estate market, and the potential failure to qualify for tax-free "pass-through" of net investment income and net realized capital gains and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area or a small number of property types. As a result, the Fund's exposure to REITs may be subject to volatility. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such areas or property types.  REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

Sampling Risk .  To the extent the Fund uses a representative sampling approach, it will hold a smaller number of securities than are in the AP Target Index. As a result, an adverse development respecting a security held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the AP Target Index.  Conversely, a positive development relating to a security in the AP Target Index that is not held by the Fund could cause the Fund to underperform the AP Target Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Secondary Market Trading Risk . Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund's shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Sector Risk . To the extent the AP Target Index, and thereby the Fund, emphasizes, from time to time, investments in a particular sector, the Fund is subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

Tracking Error Risk . Tracking error is the divergence of the Fund's performance from that of the AP Target Index.  Tracking error may occur due to, among other things, fees and expenses paid by the Fund, including the cost of buying and selling securities, that are not reflected in the AP Target Index. If the Fund is small, it may experience greater tracking error. If the Fund is not fully invested, holding cash balances may prevent it from tracking the AP Target Index. In addition, the Fund's NAV may deviate from the AP Target Index if the Fund fair values a portfolio security at a price other than the price used by the AP Target Index for that security.  To the extent the Fund uses a representative sampling strategy to track the AP Target Index, such a strategy may produce greater tracking error than if the Fund employed a full replication strategy.

Volatility Risk . There is a risk that the present and future volatility of a security, relative to the FTSE Developed Asia Pacific Index, will not be the same as it historically has been and thus that the AP Target Index will not be exposed to the less volatile securities in the FTSE Developed Asia Pacific Index. Volatile stocks are subject to sharp swings in value.

Risk Lose Money [Text]	rr_RiskLoseMoney	you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is an ETF, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The returns presented for the Fund reflect the performance of the Predecessor Fund. The Fund has adopted the historical performance of the Predecessor Fund as the result of a reorganization in which the Fund acquired all of the assets, subject to liabilities, of the Predecessor Fund on June 27, 2018. The investment objectives of the Predecessor Fund and the Fund are identical and the investment strategies of the Predecessor Fund and the Fund are substantially the same.

The bar chart and table that follow show how the Predecessor Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Predecessor Fund's average annual returns compare against the FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Index and a broad-based securities market index. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit the Fund's website at www.oshares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and table that follow show how the Predecessor Fund has performed on a calendar year basis and provide an indication of the risks of investing in the Fund by showing the changes in the performance from year to year and how the Predecessor Fund's average annual returns compare against the FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Index and a broad-based securities market index.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.oshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period shown in the bar chart above:
Best Quarter	March 31, 2017	8.62%
Worst Quarter	December 31, 2016	(4.85)%
The year-to-date return as of the calendar quarter ended March 31, 2018 is 2.23%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").

Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Average annual total returns are shown on a before- and after-tax basis for the Predecessor Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). After-tax returns may exceed the return before taxes due to an assumed tax benefit from realizing a capital loss on a sale of shares.

O'Shares FTSE Asia Pacific Quality Dividend ETF (Prospectus Summary) | O'Shares FTSE Asia Pacific Quality Dividend ETF | FTSE Developed Asia Pacific Qual/Vol/Yield Factor 5% Capped Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.83%	[1]
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	13.19%	[1]
O'Shares FTSE Asia Pacific Quality Dividend ETF (Prospectus Summary) | O'Shares FTSE Asia Pacific Quality Dividend ETF | FTSE Developed Asia Pacific Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	28.06%	[1]
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	12.29%	[1]
O'Shares FTSE Asia Pacific Quality Dividend ETF (Prospectus Summary) | O'Shares FTSE Asia Pacific Quality Dividend ETF | MSCI All Country Daily TR Net Asia Pacific USD Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	31.67%	[1]
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	13.27%	[1]
O'Shares FTSE Asia Pacific Quality Dividend ETF (Prospectus Summary) | O'Shares FTSE Asia Pacific Quality Dividend ETF | O'Shares FTSE Asia Pacific Quality Dividend ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	none	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.48%
1 YEAR	rr_ExpenseExampleYear01	$ 49
3 YEARS	rr_ExpenseExampleYear03	$ 154
2016	rr_AnnualReturn2016	8.06%
2017	rr_AnnualReturn2017	23.41%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.85%)
One Year	rr_AverageAnnualReturnYear01	23.41%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	11.87%
Inception Date of Predecessor Fund	rr_AverageAnnualReturnInceptionDate	Aug. 19, 2015
O'Shares FTSE Asia Pacific Quality Dividend ETF (Prospectus Summary) | O'Shares FTSE Asia Pacific Quality Dividend ETF | O'Shares FTSE Asia Pacific Quality Dividend ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.47%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	10.49%
O'Shares FTSE Asia Pacific Quality Dividend ETF (Prospectus Summary) | O'Shares FTSE Asia Pacific Quality Dividend ETF | O'Shares FTSE Asia Pacific Quality Dividend ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	14.06%
Since Inception of Predecessor Fund	rr_AverageAnnualReturnSinceInception	8.80%

[1]	Index performance shown in the table is total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[2]	Pursuant to a Rule 12b-1 distribution and service plan ("Plan"), the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees (the "Board") of OSI ETF Trust (the "Trust") has not currently approved the commencement of any payments under the Plan.
[3]	Based on estimated amounts for the current fiscal year.